UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21439

Fidelity Rutland Square Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Stephen D. Fisher, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

PAS Core Income Fund of Funds®

Managed exclusively for clients of Strategic Advisers, Inc.
- not available for sale to the general public

May 31, 2009

Strategic Advisers, Inc.
A Fidelity Investments Company

1.860892.101

PCI-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Fixed-Income Funds - 100.0%
	Shares	Value
Intermediate-Term Bond Funds - 96.8%
Fidelity Investment Grade Bond Fund (a)	19,531,589	$ 128,908,486
Fidelity Total Bond Fund (a)	22,573,386	220,767,711
Loomis Sayles Bond Fund Retail Class	2,359,378	26,967,691
Metropolitan West Total Return Bond Fund Class M	11,694,581	106,186,798
PIMCO Total Return Fund Administrative Class	29,655,070	309,302,379
TCW Total Return Bond Fund N Class	4,664,381	45,757,575
Westcore Plus Bond Fund	2,642,934	26,535,055
Western Asset Core Plus Bond Portfolio	6,642,463	61,044,236
TOTAL INTERMEDIATE-TERM BOND FUNDS		925,469,931
High Yield Fixed-Income Funds - 1.1%
Fidelity Focused High Income Fund (a)	1,318,577	10,931,004
Municipal Bond Funds - 1.4%
Eaton Vance National Municipals Fund Class A	309,795	2,766,472
Fidelity Municipal Income Fund (a)	867,852	10,518,372
TOTAL MUNICIPAL BOND FUNDS		13,284,844
Specialty Funds - 0.7%
Fidelity Real Estate Income Fund (a)	863,282	6,664,538
TOTAL FIXED-INCOME FUNDS (Cost $977,064,057)		956,350,317
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $977,064,057)		$ 956,350,317
Legend
(a) Affiliated company
Affiliated Underlying Funds
Information regarding fiscal year to date income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Income earned
Fidelity Focused High Income Fund	$ 120,303
Fidelity Investment Grade Bond Fund	1,299,244
Fidelity Mortgage Securities Fund	77,379
Fidelity Municipal Income Fund	97,486
Fidelity Real Estate Income Fund	4,646
Fidelity Total Bond Fund	2,381,267
$ 3,980,325
Additional information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Focused High Income Fund	$ 2,526,043	$ 7,720,192	$ -	$ 10,931,004
Fidelity Investment Grade Bond Fund	84,517,679	39,475,073	144,414	128,908,486
Fidelity Mortgage Securities Fund	10,227,808	78,522	10,372,387	-
Fidelity Municipal Income Fund	6,605,826	3,709,334	-	10,518,372
Fidelity Real Estate Income Fund	998,816	4,969,430	-	6,664,538
Fidelity Total Bond Fund	165,243,912	43,866,952	264,758	220,767,711
Total	$ 270,120,084	$ 99,819,503	$ 10,781,559	$ 377,790,111
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 956,350,317	$ 956,350,317	$ -	$ -
Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $981,389,365. Net unrealized depreciation aggregated $25,039,048, of which $9,318,646 related to appreciated investment securities and $34,357,694 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

PAS Income Opportunities Fund of Funds®

Managed exclusively for clients of Strategic Advisers, Inc.
- not available for sale to the general public

May 31, 2009

Strategic Advisers, Inc.
A Fidelity Investments Company

1.860890.101

PIO-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Fixed-Income Funds - 100.0%
	Shares	Value
Bank Loan Funds - 2.6%
Eaton Vance Floating-Rate Fund - Advisers Class	946,085	$ 7,086,179
Fidelity Floating Rate High Income Fund (a)	933,760	8,151,725
TOTAL BANK LOAN FUNDS		15,237,904
High Yield Bond Funds - 97.4%
BlackRock High Yield Bond Portfolio Investor A Class	5,900,299	34,339,740
Fidelity Advisor High Income Advantage Fund Institutional Class (a)	3,345,691	22,650,330
Fidelity Advisor High Income Fund Institutional Class (a)	4,212,716	29,826,031
Fidelity Capital & Income Fund (a)	21,584,395	143,320,381
Fidelity High Income Fund (a)	9,340,509	66,597,833
Fidelity New Markets Income Fund (a)	727,418	9,631,019
Goldman Sachs High Yield Fund Class A	4,948,767	29,247,212
MainStay High Yield Corporate Bond Fund Class A	13,556,229	67,103,332
PIMCO High Yield Fund Administrative Class	5,169,283	38,304,386
T. Rowe Price High Yield Fund Advisor Class	22,784,462	124,175,316
TOTAL HIGH YIELD BOND FUNDS		565,195,580
TOTAL FIXED-INCOME FUNDS (Cost $667,544,820)		580,433,484
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $667,544,820)		$ 580,433,484
Legend
(a) Affiliated company
Affiliated Underlying Funds
Information regarding fiscal year to date income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Income earned
Fidelity Advisor High Income Advantage Fund Institutional Class	$ 329,835
Fidelity Advisor High Income Fund Institutional Class	449,985
Fidelity Capital & Income Fund	2,988,794
Fidelity Floating Rate High Income Fund	92,871
Fidelity High Income Fund	1,228,825
Fidelity New Markets Income Fund	92,336
$ 5,182,646
Additional Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds is as follows:
Fund	Value, beginning of period	Purchses	Sales Proceeds	Value, end of period
Fidelity Advisor High Income Advantage Fund Institutional Class	$ 14,813,293	$ 3,082,480	$ 322,701	$ 22,650,330
Fidelity Advisor High Income Fund Institutional Class	10,382,470	16,509,692	-	29,826,031
Fidelity Capital & Income Fund	112,453,524	10,384,174	5,353,981	143,320,381
Fidelity Floating Rate High Income Fund	12,233,182	532,674	5,598,533	8,151,725
Fidelity High Income Fund	54,774,032	9,288,086	6,620,419	66,597,833
Fidelity New Markets Income Fund	-	8,841,412	-	9,631,019
	$ 204,656,501	$ 48,638,518	$ 17,895,634	$ 280,177,319
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 580,433,484	$ 580,433,484	$ -	$ -
Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $671,235,137. Net unrealized depreciation aggregated $90,801,653, of which $19,122,730 related to appreciated investment securities and $109,924,383 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

PAS International Fund of Funds®

Managed exclusively for clients of Strategic Advisers, Inc.
- not available for sale to the general public

May 31, 2009

Strategic Advisers, Inc.
A Fidelity Investments Company

1.832124.103

FOI-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 100.0%
	Shares	Value
Foreign Large Blend Funds - 43.5%
Artio International Equity Fund II Class A	2,391,720	$ 24,802,132
Fidelity Canada Fund (a)	147,211	6,436,082
Fidelity International Discovery Fund (a)	2,965,357	75,349,709
GE Institutional International Equity Fund Service Class	4,709,224	44,737,632
Henderson International Opportunities Fund Class A	3,147,610	56,625,498
iShares MSCI EAFE Index ETF	555,800	26,344,920
Manning & Napier Fund, Inc. World Opportunities Series Class A	9,307,348	61,242,351
MFS Research International Fund Class A	5,689,480	66,623,816
SSgA International Stock Selection Fund Institutional Class	5,263,505	43,581,820
Thornburg International Value Fund Class A	1,798,603	37,842,614
UMB Scout International Fund	1,396,839	33,146,992
TOTAL FOREIGN LARGE BLEND FUNDS		476,733,566
Foreign Large Growth Funds - 12.9%
AIM International Growth Fund Class A	1,257,427	26,053,888
Fidelity Diversified International Fund (a)	3,248,800	77,158,994
T. Rowe Price International Stock Fund Advisor Class	119,546	1,215,786
William Blair International Growth Fund Class N	2,379,500	36,501,533
TOTAL FOREIGN LARGE GROWTH FUNDS		140,930,201
Foreign Large Value Funds - 30.7%
Causeway International Value Fund Investor Class	4,797,525	45,336,611
Goldman Sachs Structured International Equity Fund Class A	2,108,617	17,628,038
Harbor International Fund Retirement Class	1,852,950	81,585,402
MFS International Value Fund Class A	1,600,075	30,961,444
Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio Class B	7,521,479	84,240,568
Oakmark International Fund Class I	3,665,210	48,600,679
Quant Foreign Value Fund Ordinary Shares	2,473,859	23,575,876
T. Rowe Price International Growth & Income Fund Advisor Class	453,831	4,701,689
TOTAL FOREIGN LARGE VALUE FUNDS		336,630,307
Foreign Small Mid Growth Funds - 0.0%
MFS International New Discovery Fund Class A	56	816
Neuberger Berman International Fund Trust Class	369	5,017
TOTAL FOREIGN SMALL MID GROWTH FUNDS		5,833
Equity Funds - continued
	Shares	Value
Foreign Small Mid Value Funds - 5.8%
Artisan International Value Fund Investor Class	2,190,244	$ 41,877,473
Third Avenue International Value Fund	1,625,439	21,683,359
TOTAL FOREIGN SMALL MID VALUE FUNDS		63,560,832
International Equity Funds - 3.9%
Fidelity Japan Fund (a)	1,796,558	17,354,747
Fidelity Japan Smaller Companies Fund (a)	1,176,361	8,740,364
GMO Emerging Countries Fund Class M	654,272	5,031,352
Henderson European Focus Fund Class A	36	694
iShares MSCI Emerging Markets Index ETF	900	29,934
iShares MSCI Japan Index ETF	1,074,700	10,069,939
SPDR Russell/Nomura Small Cap Japan ETF	44,900	1,606,522
SSgA Emerging Markets Fund	48	727
TOTAL INTERNATIONAL EQUITY FUNDS		42,834,279
Pacific Asia ex-Japan Stock Funds - 0.5%
BlackRock Pacific Fund, Inc. Investor Class A	289,348	4,855,251
Matthews Pacific Tiger Fund Class I	14,871	225,302
TOTAL PACIFIC ASIA EX-JAPAN STOCK FUNDS		5,080,553
Specialty Funds - 0.7%
ING International Real Estate Fund Class A	1,002,397	7,227,280
SPDR DJ Wilshire International Real Estate ETF	800	23,080
TOTAL SPECIALTY FUNDS		7,250,360
World Stock Funds - 2.0%
Wintergreen Fund	2,275,335	21,797,712
TOTAL EQUITY FUNDS (Cost $1,282,107,366)		1,094,823,643
Short-Term Funds - 0.0%

Fidelity Select Money Market Portfolio (a) (Cost $368)	368	368
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,282,107,734)		$ 1,094,824,011
Security Type Abbreviation
ETF - Exchange-Traded Fund
Legend
(a) Affiliated company
Affiliated Underlying Funds
Information regarding fiscal year to date income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Income earned
Fidelity Select Money Market Portfolio	$ 1
Additional Information regarding the Fund's fiscal year to date purchases and sales of the affiliated non Money Market Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Canada Fund	$ 3,130,205	$ 1,500,851	$ -	$ 6,436,082
Fidelity Diversified International Fund	45,479,724	16,223,754	4,793,993	77,158,994
Fidelity International Discovery Fund	51,698,901	10,431,630	5,345,911	75,349,709
Fidelity Japan Fund	13,224,786	-	361,188	17,354,747
Fidelity Japan Smaller Companies Fund	5,254,544	908,410	-	8,740,364
Total	$ 118,788,160	$ 29,064,645	$ 10,501,092	$ 185,039,896
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,094,824,011	$ 1,094,824,011	$ -	$ -
Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $1,290,533,978. Net unrealized depreciation aggregated $195,709,967, of which $79,612,812 related to appreciated investment securities and $275,322,779 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

PAS International Fidelity Fund of Funds®

Managed exclusively for clients of Strategic Advisers, Inc.
- not available for sale to the general public

May 31, 2009

Strategic Advisers, Inc.
A Fidelity Investments Company

1.850085.102

PAI-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 100.0%
	Shares	Value
Foreign Large Blend Funds - 54.6%
Fidelity Advisor Diversified International Fund Institutional Class	1,484,789	$ 18,960,752
Fidelity Advisor Overseas Fund Institutional Class	2,968,668	41,947,280
Fidelity Canada Fund	78,492	3,431,673
Fidelity International Discovery Fund	2,460,753	62,527,741
Fidelity Overseas Fund	907,733	24,545,112
Spartan International Index Fund Investor Class	1,862,514	52,969,906
TOTAL FOREIGN LARGE BLEND FUNDS		204,382,464
Foreign Large Growth Funds - 24.1%
Fidelity Diversified International Fund	2,936,932	69,752,125
Fidelity International Capital Appreciation Fund	2,188,824	20,706,277
TOTAL FOREIGN LARGE GROWTH FUNDS		90,458,402
Foreign Large Value Funds - 13.5%
Fidelity International Value Fund	7,501,622	50,410,902
Foreign Small Mid Growth Funds - 0.7%
Fidelity International Small Cap Opportunities Fund	410,644	2,751,317
International Equity Funds - 6.0%
Fidelity Emerging Markets Fund	337,920	5,866,293
Fidelity Japan Fund	1,218,079	11,766,646
Fidelity Japan Smaller Companies Fund	659,680	4,901,420
TOTAL INTERNATIONAL EQUITY FUNDS		22,534,359
Specialty Funds - 1.1%
Fidelity International Real Estate Fund (a)	537,386	4,019,647
TOTAL EQUITY FUNDS (Cost $557,338,078)		374,557,091
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $557,338,078)		$ 374,557,091
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 374,557,091	$ 374,557,091	$ -	$ -
Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $576,589,938. Net unrealized depreciation aggregated $202,032,847, of which $2,320,195 related to appreciated investment securities and $204,353,042 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

PAS Small Cap Fund of Funds®

Managed exclusively for clients of Strategic Advisers, Inc.
- not available for sale to the general public

May 31, 2009

Strategic Advisers, Inc.
A Fidelity Investments Company

1.832121.103

FOF-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 100.0%
	Shares	Value
Small Blend Funds - 26.9%
Aston/TAMRO Small Cap Fund Class N (a)	343,474	$ 4,678,109
CRM Small Cap Value Fund Investor Class	176	2,509
Fidelity Small Cap Value Fund (b)	1,877,889	18,797,665
ING Small Company Fund Class A	1,501,669	13,349,839
Keeley Small Cap Value Fund Class A (a)	1,683,461	27,524,582
Natixis Vaughan Nelson Small Cap Value Fund Class A (a)	358,315	6,474,758
Oppenheimer Main Street Small Cap Fund Class A	69,622	953,819
Perritt Emerging Opportunities Fund (a)	1,087,209	7,229,942
Perritt MicroCap Opportunities Fund (a)	1,494,161	26,132,871
Royce Micro-Cap Fund Service Class	1,825,735	19,206,733
Royce Value Fund Service Class (a)	3,210,135	26,676,219
RS Partners Fund Class A	1,322,772	27,182,955
T. Rowe Price Small-Cap Value Fund	1,358,169	32,514,555
Wells Fargo Small Cap Value Fund Class A (a)	649,915	13,329,757
TOTAL SMALL BLEND FUNDS		224,054,313
Small Growth Funds - 40.9%
Alger Small Cap Growth Institutional Fund Class I (a)	1,136,265	19,918,719
Baron Growth Fund	222,977	7,516,563
Baron Small Cap Fund	824,105	12,790,114
BlackRock Funds Small Cap Growth Equity Fund Investor Class A (a)	1,093	15,883
Buffalo Small Cap Fund	909,122	17,018,760
Champlain Small Company Fund Advisor Class	5,311,438	51,149,146
Franklin Small Cap Growth Fund II Class A	364	2,452
ING SmallCap Opportunities Fund Class A (a)	642,527	14,656,043
iShares Russell 2000 Growth Index ETF	964,700	53,116,382
Lord Abbett Small Cap Blend Fund (a)	1,253,293	13,786,223
MFS New Discovery Fund A Shares (a)	1,162,274	15,958,020
Munder Micro-Cap Equity Fund Class A	89	1,643
Oberweis Emerging Growth Fund	204,059	2,456,876
Perimeter Small Cap Growth Fund Investor Shares (a)	663,975	5,039,567
Royce Value Plus Fund Service Class	2,121,298	19,452,301
RS Emerging Growth Fund Class A (a)	861,628	21,316,677
Turner Small Cap Growth Fund Class I (a)	1,100,693	22,861,395
Wasatch Small Cap Growth Fund	632,089	15,264,941
William Blair Small Cap Growth Fund Class N	2,750,319	42,629,951
Winslow Green Growth Fund Investor Class	590,431	6,311,705
TOTAL SMALL GROWTH FUNDS		341,263,361
Equity Funds - continued
	Shares	Value
Small Value Funds - 19.2%
Allianz NFJ Small-Cap Value Fund Admin Class	90,401	$ 1,751,963
Aston/River Road Small Cap Value Class N	237,465	2,215,551
Goldman Sachs Small Cap Value Fund Class A	702,926	17,439,589
HighMark Small Cap Value Fund Class A	2,298,679	18,389,433
iShares Russell 2000 Value Index ETF	1,428,900	66,601,028
Northern Small Cap Value Fund	2,065,167	20,341,892
Royce Opportunity Fund Service Class	5,177,179	33,082,176
TOTAL SMALL VALUE FUNDS		159,821,632
Mid-Cap Blend Funds - 2.8%
FMI Common Stock Fund	119	2,072
Kinetics Small Cap Opportunities Fund	82	1,401
Royce Premier Fund	935,999	12,495,587
Westport Select Cap Fund Class R (a)	642,040	10,844,050
TOTAL MID-CAP BLEND FUNDS		23,343,110
Mid-Cap Growth Funds - 3.2%
FBR Focus Fund	796,786	27,098,696
Specialty Funds - 7.0%
FBR Small Cap Financial Fund	788,218	11,523,743
Fidelity Advisor Real Estate Fund Institutional Class (b)	212,910	1,892,770
Forward Banking and Finance Fund Class A	124,091	1,613,183
John Hancock Regional Bank Class A	1,503,271	17,738,594
RS Technology Fund Class A	1,722,943	19,262,502
SPDR S&P Biotech ETF	138,300	6,493,185
TOTAL SPECIALTY FUNDS		58,523,977
TOTAL EQUITY FUNDS (Cost $931,942,301)		834,105,089
Short-Term Funds - 0.0%

Fidelity Institutional Money Market Portfolio Class I (b) (Cost $1,770)	1,770	1,770
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $931,944,071)		$ 834,106,859
Security Type Abbreviation
ETF - Exchange-Traded Fund
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding fiscal year to date income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Income earned
Fidelity Advisor Real Estate Fund Institutional Class	$ 11,244
Fidelity Institutional Money Market Portfolio Class I	2,004
$ 13,248
Additional information regarding the Fund's fiscal year to date purchases and sales, of the affiliated non Money Market Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Advisor Real Estate Fund Institutional Class	$ 1,201,956	$ 159,414	$ -	$ 1,892,770
Fidelity Small Cap Value Fund	-	17,786,647	-	18,797,665
Total	$ 1,201,956	$ 17,946,061	$ -	$ 20,690,435
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 834,106,859	$ 834,106,859	$ -	$ -
Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $933,859,109. Net unrealized depreciation aggregated $99,752,250, of which $49,474,768 related to appreciated investment securities and $149,227,018 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

PAS U.S. Opportunity Fund of Funds®

Managed exclusively for clients of Strategic Advisers, Inc.
- not available for sale to the general public

May 31, 2009

Strategic Advisers, Inc.
A Fidelity Investments Company

1.850087.102

FOU-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 100.0%
	Shares	Value
Large Blend Funds - 13.5%
American Century Fundamental Equity Fund Investor Class	248,893	$ 2,329,639
Evergreen Enhanced S&P 500 Fund Class A	127	1,288
Fidelity 130/30 Large Cap Fund (b)	555	3,172
Fidelity Dividend Growth Fund (b)	495,481	9,240,724
Fidelity Fund (b)	113	2,734
JPMorgan U.S. Large Cap Core Plus Fund Select Class	3,445,395	50,302,764
RS Core Equity Fund Class A	4,356	132,873
The Hartford Capital Appreciation Fund Class A	209,241	5,312,621
TOTAL LARGE BLEND FUNDS		67,325,815
Large Growth Funds - 9.9%
Alger Spectra Fund Class A (a)	681,965	5,373,887
Fidelity Contrafund (b)	323,358	15,456,529
Fidelity Growth Company Fund (b)	100,065	5,484,553
Fidelity Large Cap Stock Fund (b)	1,041,412	12,299,080
Ivy Capital Appreciation Fund Class A	209,711	1,451,200
Janus Fund	335,908	7,158,198
Janus Research Fund	68,049	1,351,447
John Hancock US Global Leaders Growth Fund Class A	3,536	76,065
Marsico 21st Century Fund	1,818	17,763
Natixis CGM Advisor Targeted Equity Fund Class A	61,464	478,804
TOTAL LARGE GROWTH FUNDS		49,147,526
Large Value Funds - 12.1%
Allianz NFJ Dividend Value Fund Class D	116	1,031
American Beacon Large Cap Value Fund Plan Ahead Class	429,283	5,765,273
American Century Equity Income Fund Investor Class	3,117,482	17,956,698
Artisan Opportunistic Value Fund Investor Shares	138,938	975,344
Aston Value Fund Class N	471,163	3,576,128
BlackRock Equity Dividend Fund Investor A Class	470,375	6,293,619
Columbia Value and Restructuring Fund Class Z	233,842	7,971,676
Eaton Vance Large-Cap Value Fund Class A	571,859	8,034,622
Evergreen Disciplined Value Fund Class A	225,210	2,150,752
Fidelity Equity-Income II Fund (b)	1,396	18,912
Goldman Sachs Growth & Income Fund Institutional Class	676	10,954
Goldman Sachs Large Cap Value Fund Institutional Class	11,969	106,885
Harbor Large Cap Value Fund Administrative Class	440,699	2,688,263
John Hancock Classic Value Fund Class A	1,602	18,627
Equity Funds - continued
	Shares	Value
Large Value Funds - continued
Pioneer Cullen Value Fund Class A	894	$ 12,554
Wasatch-1st Source Income Equity Fund	420,645	4,479,867
TOTAL LARGE VALUE FUNDS		60,061,205
Mid-Cap Blend Funds - 0.4%
Fidelity Leveraged Company Stock Fund (b)	51,658	920,554
Keeley All Cap Value Fund Class A (a)	137,287	1,029,652
TOTAL MID-CAP BLEND FUNDS		1,950,206
Mid-Cap Growth Funds - 3.2%
Baron iOpportunity Fund (a)	237,556	2,109,497
BlackRock US Opportunities Fund Investor A Class (a)	172,379	4,419,797
Janus Enterprise Fund (a)	42,025	1,584,351
Morgan Stanley Institutional Fund Trust Mid Cap Growth Portfolio Advisor Shares (a)	290,188	6,178,096
Munder Mid-Cap Core Growth Fund Class A	73,395	1,318,167
Neuberger Berman Mid Cap Growth Fund Trust Class (a)	49,176	514,871
TOTAL MID-CAP GROWTH FUNDS		16,124,779
Mid-Cap Value Funds - 6.5%
American Century Mid Cap Value Fund Investor Class	790,617	6,656,996
Delafield Fund, Inc.	243,691	4,306,026
Janus Mid Cap Value Fund - Investor Shares	804,139	13,284,382
JPMorgan Value Advantage Fund Select Class	657,979	7,915,489
TOTAL MID-CAP VALUE FUNDS		32,162,893
Small Blend Funds - 1.1%
Fidelity Small Cap Value Fund (b)	83,078	831,610
Natixis Vaughan Nelson Small Cap Value Fund Class A (a)	216,164	3,906,089
Royce Value Fund Service Class (a)	122,809	1,020,545
TOTAL SMALL BLEND FUNDS		5,758,244
Small Growth Funds - 0.0%
Champlain Small Company Fund Advisor Class	15,848	152,615
Wells Fargo Advantage Small Cap Growth Fund Administrator Class (a)	444	3,944
TOTAL SMALL GROWTH FUNDS		156,559
Equity Funds - continued
	Shares	Value
Small Value Funds - 1.7%
Aston/River Road Small Cap Value Class N	1,158	$ 10,805
Northern Small Cap Value Fund	842,460	8,298,234
Paradigm Value Fund	229	8,149
TOTAL SMALL VALUE FUNDS		8,317,188
Specialty Funds - 51.6%
Fidelity Real Estate Investment Portfolio (b)	851	11,744
Fidelity Select Air Transportation Portfolio (a)(b)	97,754	2,149,618
Fidelity Select Automotive Portfolio (b)	25,636	515,550
Fidelity Select Banking Portfolio (b)	942,379	12,184,964
Fidelity Select Biotechnology Portfolio (a)(b)	208,198	11,798,571
Fidelity Select Brokerage & Investment Management Portfolio (b)	17,732	702,178
Fidelity Select Chemicals Portfolio (b)	112,243	6,710,995
Fidelity Select Computers Portfolio (a)(b)	312,780	9,768,121
Fidelity Select Construction & Housing Portfolio (b)	163,180	3,903,270
Fidelity Select Consumer Discretionary Portfolio (b)	307,131	4,600,824
Fidelity Select Consumer Staples Portfolio (b)	496,978	25,624,203
Fidelity Select Energy Portfolio (a)(b)	249,046	9,657,998
Fidelity Select Energy Services Portfolio (a)(b)	221,604	11,297,354
Fidelity Select Environmental Portfolio (b)	48,555	631,706
Fidelity Select Financial Services Portfolio (b)	405,927	20,454,686
Fidelity Select Gold Portfolio (b)	227,040	9,208,739
Fidelity Select Health Care Portfolio (b)	16,790	1,435,670
Fidelity Select Industrial Equipment Portfolio (b)	451,211	8,852,768
Fidelity Select Industrials Portfolio (b)	667,203	9,214,080
Fidelity Select Insurance Portfolio (b)	33,550	1,063,882
Fidelity Select IT Services Portfolio (a)(b)	321,607	4,116,571
Fidelity Select Leisure Portfolio (b)	78,633	4,526,139
Fidelity Select Medical Delivery Portfolio (a)(b)	63,396	2,064,168
Fidelity Select Medical Equipment & Systems Portfolio (b)	418,733	8,366,288
Fidelity Select Multimedia Portfolio (b)	10,081	249,716
Fidelity Select Natural Resources Portfolio (a)(b)	607,980	15,120,474
Fidelity Select Pharmaceuticals Portfolio (b)	1,338,736	11,727,327
Fidelity Select Retailing Portfolio (b)	234,166	8,177,075
Fidelity Select Software & Computer Services Portfolio (a)(b)	201,760	11,121,024
Fidelity Select Technology Portfolio (b)	459,724	24,650,406
Fidelity Select Telecommunications Portfolio (b)	96,253	3,291,852
Fidelity Select Transportation Portfolio (b)	66,243	1,905,152
Equity Funds - continued
	Shares	Value
Specialty Funds - continued
Fidelity Select Wireless Portfolio (b)	119,132	$ 721,939
MFS Utilities Fund Class A	888,293	11,032,599
TOTAL SPECIALTY FUNDS		256,857,651
TOTAL EQUITY FUNDS (Cost $539,579,152)		497,862,066
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $539,579,152)		$ 497,862,066
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding fiscal year to date income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Income earned
Fidelity Equity-Income Fund II	$ 132
Fidelity Fund	13
Fidelity Real Estate Investment Portfolio	14,793
Fidelity Select Banking Portfolio	124,619
Fidelity Select Brokerage & Investment Management Portfolio	1,592
Fidelity Select Chemicals Portfolio	10,383
Fidelity Select Construction & Housing Portfolio	2,549
Fidelity Select Consumer Discretionary Portfolio	2,451
Fidelity Select Consumer Staples Portfolio	14,533
Fidelity Select Financial Services Portfolio	74,723
Fidelity Select Health Care Portfolio	2,589
Fidelity Select Industrial Equipment Portfolio	26,595
Fidelity Select Industrials Portfolio	13,444
Fidelity Select Leisure Portfolio	7,067
Fidelity Select Multimedia Portfolio	24
Fidelity Select Pharmaceuticals Portfolio	42,007
Fidelity Select Transportation Portfolio	1,504
$ 339,018
Additional information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds is as follows:
Funds	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity 130/30 Large Cap Fund	$ 2,928	$ -	$ -	$ 3,172
Fidelity Contrafund	-	13,813,375	87,896	15,456,529
Fidelity Dividend Growth Fund	1,717,019	6,067,568	51,036	9,240,724
Fidelity Equity-Income II Fund	14,292	132	-	18,912
Fidelity Fund	2,141	13	-	2,734
Fidelity Growth Company Fund	3,025,005	1,577,163	28,354	5,484,553
Fidelity Large Cap Stock Fund	-	10,925,475	56,707	12,299,080
Fidelity Leveraged Company Stock Fund	528,548	136,951	8,094	920,554
Fidelity Real Estate Investment Portfolio	2,096,399	14,793	2,102,637	11,744
Fidelity Select Air Transportation Portfolio	1,137,022	675,700	13,765	2,149,618
Fidelity Select Automotive Portfolio	-	493,963	-	515,550
Fidelity Select Banking Portfolio	3,713,041	5,548,119	56,707	12,184,964
Fidelity Select Biotechnology Portfolio	6,850,776	4,638,924	68,048	11,798,571
Fidelity Select Brokerage & Investment Management Portfolio	471,828	1,592	-	702,178
Fidelity Select Chemicals Portfolio	3,080,033	2,088,301	39,695	6,710,995
Fidelity Select Computers Portfolio	3,751,466	4,388,538	61,553	9,768,121
Fidelity Select Construction & Housing Portfolio	1,177,868	2,092,677	22,683	3,903,270
Fidelity Select Consumer Discretionary Portfolio	1,580,407	2,305,475	30,777	4,600,824
Fidelity Select Consumer Staples Portfolio	13,937,840	8,890,848	152,697	25,624,203
Fidelity Select Energy Portfolio	1,978,984	5,740,870	53,872	9,657,998
Fidelity Select Energy Services Portfolio	3,986,833	3,863,906	62,378	11,297,354
Fidelity Select Environmental Portfolio	3,789,454	-	3,420,000	631,706
Fidelity Select Financial Services Portfolio	5,937,491	8,870,240	113,414	20,454,686
Fidelity Select Gold Portfolio	8,538,271	1,419,907	2,786,870	9,208,739
Fidelity Select Health Care Portfolio	1,059,641	208,016	8,506	1,435,670
Fidelity Select Industrial Equipment Portfolio	1,350	7,942,537	51,036	8,852,768
Fidelity Select Industrials Portfolio	-	8,416,594	53,872	9,214,080
Fidelity Select Insurance Portfolio	341,325	598,515	-	1,063,882
Fidelity Select IT Services Portfolio	1,142,957	2,438,134	22,683	4,116,571
Fidelity Select Leisure Portfolio	2,443,285	1,378,803	25,518	4,526,139
Funds	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Select Medical Delivery Portfolio	$ 825,292	$ 995,880	$ 16,962	$ 2,064,168
Fidelity Select Medical Equipment & Systems Portfolio	5,278,334	2,174,437	48,201	8,366,288
Fidelity Select Multimedia Portfolio	29,465	205,451	-	249,716
Fidelity Select Natural Resources Portfolio	9,141,953	1,851,238	84,648	15,120,474
Fidelity Select Pharmaceuticals Portfolio	7,041,529	3,572,224	70,472	11,727,327
Fidelity Select Retailing Portfolio	3,113,492	3,627,780	48,201	8,177,075
Fidelity Select Software & Computer Services Portfolio	4,363,959	5,159,394	69,647	11,121,024
Fidelity Select Technology Portfolio	6,082,082	13,267,123	127,591	24,650,406
Fidelity Select Telecommunications Portfolio	660,509	2,106,258	14,177	3,291,852
Fidelity Select Transportation Portfolio	537,954	1,200,017	18,611	1,905,152
Fidelity Select Wireless Portfolio	-	696,720	-	721,939
Fidelity Small Cap Value Fund	78,847	696,720	-	831,610
Total	$ 109,459,620	$ 140,090,371	$ 9,877,308	$ 290,082,920
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 497,862,066	$ 497,862,066	$ -	$ -
Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $541,320,934. Net unrealized depreciation aggregated $43,458,868, of which $34,557,092 related to appreciated investment securities and $78,015,960 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

PAS U.S. Opportunity Fidelity Fund of Funds®

Managed exclusively for clients of Strategic Advisers, Inc.
- not available for sale to the general public

May 31, 2009

Strategic Advisers, Inc.
A Fidelity Investments Company

1.850086.102

PAO-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 100.0%
	Shares	Value
Large Blend Funds - 8.6%
Fidelity Dividend Growth Fund	915,157	$ 17,067,678
Spartan U.S. Equity Index Fund Investor Class	316,366	10,323,017
TOTAL LARGE BLEND FUNDS		27,390,695
Large Growth Funds - 0.6%
Fidelity Large Cap Stock Fund	175,066	2,067,529
Large Value Funds - 2.0%
Fidelity Blue Chip Value Fund	753,507	6,193,827
Fidelity Equity-Income II Fund	11,245	152,363
TOTAL LARGE VALUE FUNDS		6,346,190
Mid-Cap Blend Funds - 0.0%
Fidelity Leveraged Company Stock Fund	1,297	23,120
Small Growth Funds - 0.1%
Fidelity Advisor Small Cap Fund Institutional Class	17,033	321,077
Specialty Funds - 88.7%
Fidelity Advisor Cyclical Industries Fund Institutional Class	114	1,769
Fidelity Advisor Utilities Fund Institutional Class	12,049	168,812
Fidelity Real Estate Investment Portfolio	320	4,413
Fidelity Select Air Transportation Portfolio (a)	77,201	1,697,649
Fidelity Select Automotive Portfolio	56,045	1,127,055
Fidelity Select Banking Portfolio	1,253,306	16,205,243
Fidelity Select Biotechnology Portfolio (a)	101,133	5,731,182
Fidelity Select Chemicals Portfolio	185,317	11,080,122
Fidelity Select Communications Equipment Portfolio	49,464	802,312
Fidelity Select Computers Portfolio (a)	99,792	3,116,516
Fidelity Select Construction & Housing Portfolio	367,947	8,801,291
Fidelity Select Consumer Discretionary Portfolio	59,671	893,870
Fidelity Select Consumer Staples Portfolio	624,260	32,186,821
Fidelity Select Defense & Aerospace Portfolio	63,168	3,175,457
Fidelity Select Electronics Portfolio	33,741	994,338
Fidelity Select Energy Portfolio (a)	870,489	33,757,557
Fidelity Select Energy Services Portfolio (a)	25,555	1,302,798
Fidelity Select Environmental Portfolio	13,104	170,481
Fidelity Select Financial Services Portfolio	99,163	4,996,800
Fidelity Select Gold Portfolio	146,221	5,930,742
Fidelity Select Health Care Portfolio	9,729	831,917
Fidelity Select Industrial Equipment Portfolio	148,130	2,906,311
Fidelity Select Industrials Portfolio	522,121	7,210,496
Equity Funds - continued
	Shares	Value
Specialty Funds - continued
Fidelity Select Insurance Portfolio	466,299	$ 14,786,354
Fidelity Select IT Services Portfolio (a)	841,336	10,769,095
Fidelity Select Leisure Portfolio	131,774	7,584,902
Fidelity Select Medical Delivery Portfolio (a)	287	9,333
Fidelity Select Medical Equipment & Systems Portfolio	858,461	17,152,049
Fidelity Select Multimedia Portfolio	61,340	1,519,393
Fidelity Select Natural Gas Portfolio (a)	101,945	2,886,066
Fidelity Select Natural Resources Portfolio (a)	114,082	2,837,224
Fidelity Select Pharmaceuticals Portfolio	1,614,884	14,146,387
Fidelity Select Retailing Portfolio	151,015	5,273,452
Fidelity Select Software & Computer Services Portfolio (a)	463,181	25,530,557
Fidelity Select Technology Portfolio	185,430	9,942,745
Fidelity Select Telecommunications Portfolio	99,395	3,399,299
Fidelity Select Transportation Portfolio	184,889	5,317,396
Fidelity Telecom and Utilities Fund	1,560,698	19,071,727
TOTAL SPECIALTY FUNDS		283,319,931
TOTAL EQUITY FUNDS (Cost $367,114,793)		319,468,542
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $367,114,793)		$ 319,468,542
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 319,468,542	$ 319,468,542	$ -	$ -
Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $371,044,751. Net unrealized depreciation aggregated $51,576,209, of which $19,247,883 related to appreciated investment securities and $70,824,092 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust

By:	/s/Mark Osterheld
Mark Osterheld
President and Treasurer

Date:	July 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Mark Osterheld
Mark Osterheld
President and Treasurer

Date:	July 30, 2009
By:	/s/Jeffrey Christian
Jeffrey Christian
Chief Financial Officer

Date:	July 30, 2009